Filed pursuant to Rule 497(k)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

ARTISAN VALUE FUND

(the “Fund”)

SUPPLEMENT DATED SEPTEMBER 30, 2016 TO THE

FUND’S SUMMARY PROSPECTUS

CURRENT AS OF THE DATE HEREOF

Effective October 14, 2016, the following information replaces the information under the subheading “Portfolio Management – Portfolio Managers” on page 3 of the Fund’s summary prospectus in its entirety:

Name	Title	Length of Service
George O. Sertl, Jr.	Managing Director and Portfolio Manager, Artisan Partners	Since March 2006 (inception)
James C. Kieffer	Managing Director and Portfolio Manager, Artisan Partners	Since March 2006 (inception)
Daniel L. Kane	Portfolio Manager, Artisan Partners	Since February 2012

The last sentence of the legend on the cover of the summary prospectus of the Fund is deleted in its entirety and replaced with the following:

The Fund’s current prospectus and statement of additional information, both dated February 1, 2016, as revised May 25, 2016 and September 30, 2016, are incorporated by reference into this summary prospectus.

Please Retain This Supplement for Future Reference